Deposits for Property and Equipment (Tables)	12 Months Ended
Jun. 30, 2021
Deposits Of Property And Equipment Disclosure [Abstract]
ScheduleOfDepositsOfPropertyAndEquipmentTableTextBlock
	June 30, 2021	June 30, 2020
Deposits for leasehold improvements (1)	$1,005,234	$849,245
Deposits for mining equipment (2)	8,630,005	-
	$9,635,239	$849,245

(1)	The deposits for leasehold improvements mainly represented the deposits for lease improvements of the Company’s research and development center which was delayed as a result of outbreak of COVID-19, and is expected to complete in December 2021.

(2)	The deposits for mining equipment was mainly for the deposits for cryptocurrency miners as the Company planned to launch its blockchain business.